Commitments and Contingencies - Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Credit card and debit card reward points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 10,474.4	$ 111.6	₨ 8,635.5
Provision made during the year	10,065.2	107.3	9,335.1
Utilization/write back of provision	(8,836.5)	(94.2)	(7,496.2)
Closing provision of reward points	11,703.1	124.7	10,474.4
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of reward points	₨ 0.0	$ 0.0	₨ 0.0